UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21400

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Advantaged Dividend Income Fund (EVT)

Semiannual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report February 28, 2013

Eaton Vance

Tax-Advantaged Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Performance1,2

Portfolio Managers Judith A. Saryan, CFA, Aamer Khan, CFA and John H. Croft, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	09/30/2003	10.15%	15.39%	1.90%	8.23%
Fund at Market Price	—	15.02	21.35	3.49	7.60
Russell 1000 Value Index	09/30/2003	13.15%	17.63%	3.88%	7.25%
BofA Merrill Lynch Fixed Rate Preferred Securities Index	09/30/2003	3.36	8.93	2.20	2.69

% Premium/Discount to NAV
					–5.30%

Distributions[3]
Total Distributions per share for the period					$0.645
Distribution Rate at NAV					6.64%
Distribution Rate at Market Price					7.01%

% Total Leverage[4]
Borrowings					24.00%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Fund Profile

Top 10 Common Stock Holdings (% of total investments)

Exxon Mobil Corp.	2.6%
Chevron Corp.	2.5
JPMorgan Chase & Co.	2.2
ENI SpA	1.9
Pfizer, Inc.	1.8
Imperial Tobacco Group PLC	1.8
Edison International	1.8
AstraZeneca PLC	1.7
Wells Fargo & Co.	1.7
Novartis AG	1.7
Total	19.7%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. BofA Merrill Lynch Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distribution rate is determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its borrowings, which could be reduced if Fund asset values decline.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 83.8%

Security	Shares	Value

Aerospace & Defense — 2.3%
Honeywell International, Inc.	300,000	$21,030,000
United Technologies Corp.	130,000	11,771,500

		$32,801,500

Automobiles — 0.9%
Ford Motor Co.	1,026,000	$12,937,860

		$12,937,860

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	100,000	$14,976,000

		$14,976,000

Chemicals — 1.8%
LyondellBasell Industries NV, Class A	220,000	$12,896,400
PPG Industries, Inc.	90,000	12,119,400

		$25,015,800

Commercial Banks — 10.1%
Barclays PLC	2,000,000	$9,279,832
KeyCorp	700,000	6,573,000
Nordea Bank AB	770,000	8,882,980
PNC Financial Services Group, Inc.	200,000	12,478,000
Regions Financial Corp.	1,500,000	11,475,000
Skandinaviska Enskilda Banken AB, Class A	855,000	8,879,811
Svenska Handelsbanken AB, Class A	210,000	9,102,570
Swedbank AB, Class A	885,000	21,230,767
U.S. Bancorp(1)	689,000	23,412,220
Wells Fargo & Co.(1)	920,000	32,273,600

		$143,587,780

Computers & Peripherals — 1.0%
Apple, Inc.(1)	30,700	$13,550,980

		$13,550,980

Consumer Finance — 1.5%
Discover Financial Services	570,000	$21,962,100

		$21,962,100

Diversified Financial Services — 4.4%
Citigroup, Inc.(1)	500,000	$20,985,000
JPMorgan Chase & Co.(1)	850,000	41,582,000

		$62,567,000

Security	Shares	Value

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	378,750	$13,600,912
TDC A/S	1,327,105	9,982,641
Telstra Corp., Ltd.	5,115,000	23,941,335

		$47,524,888

Electric Utilities — 4.3%
Edison International(1)	677,000	$32,516,310
NextEra Energy, Inc.(1)	390,000	28,029,300

		$60,545,610

Electrical Equipment — 0.4%
Emerson Electric Co.	110,000	$6,237,000

		$6,237,000

Food Products — 3.6%
Kraft Foods Group, Inc.	207,607	$10,062,711
Mondelez International, Inc., Class A	622,821	17,221,001
Nestle SA(1)	338,000	23,595,950

		$50,879,662

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	430,000	$14,529,700
Covidien PLC	177,000	11,251,890

		$25,781,590

Hotels, Restaurants & Leisure — 2.2%
McDonald’s Corp.(1)	325,000	$31,167,500

		$31,167,500

Industrial Conglomerates — 1.3%
General Electric Co.	570,000	$13,235,400
Orkla ASA	590,000	4,829,819

		$18,065,219

Insurance — 2.7%
ACE, Ltd.	307,000	$26,214,730
Swiss Reinsurance Co., Ltd.	145,000	11,598,045

		$37,812,775

IT Services — 1.7%
International Business Machines Corp.(1)	120,000	$24,099,600

		$24,099,600

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 1.8%
Deere & Co.	144,000	$12,647,520
Stanley Black & Decker, Inc.	155,000	12,198,500

		$24,846,020

Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.(1)	615,000	$19,630,800

		$19,630,800

Multi-Utilities — 1.6%
Sempra Energy(1)	300,000	$23,328,000

		$23,328,000

Oil, Gas & Consumable Fuels — 12.2%
Chevron Corp.(1)	400,000	$46,860,000
ENI SpA(1)	1,544,000	35,141,080
Exxon Mobil Corp.(1)	545,000	48,804,750
HollyFrontier Corp.	225,000	12,645,000
Marathon Oil Corp.(1)	621,000	20,803,500
Occidental Petroleum Corp.	100,000	8,233,000

		$172,487,330

Pharmaceuticals — 11.9%
AstraZeneca PLC	715,000	$32,421,764
Johnson & Johnson(1)	180,000	13,699,800
Merck & Co., Inc.(1)	596,307	25,480,198
Novartis AG	465,000	31,488,909
Pfizer, Inc.(1)	1,220,000	33,391,400
Roche Holding AG PC	80,000	18,304,654
Sanofi	142,000	13,410,159

		$168,196,884

Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.(1)	102,000	$12,732,660
Cedar Realty Trust, Inc.	188,900	4,720,611
Public Storage, Inc.	100,000	15,121,000

		$32,574,271

Road & Rail — 2.0%
Union Pacific Corp.(1)	212,000	$29,067,320

		$29,067,320

Software — 3.0%
Microsoft Corp.(1)	880,000	$24,464,000

Security	Shares	Value

Software (continued)
Oracle Corp.(1)	518,000	$17,746,680

		$42,210,680

Tobacco — 2.5%
Imperial Tobacco Group PLC	910,000	$32,940,937
Swedish Match AB	96,099	3,144,011

		$36,084,948

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	170,000	$8,073,300

		$8,073,300

Total Common Stocks (identified cost $951,616,915)		$1,186,012,417

Preferred Stocks — 34.2%

Security	Shares	Value

Banks — 0.8%
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(2)(3)	12,213	$11,304,620

		$11,304,620

Capital Markets — 2.5%
Affiliated Managers Group, Inc., 6.375%	94,425	$2,475,021
Bank of New York Mellon Corp. (The), 5.20%	378,700	9,656,850
Charles Schwab Corp. (The), Series A, 7.00% to 2/1/22(1)(2)	7,065	8,268,844
Goldman Sachs Group, Inc. (The), Series I, 5.95%	228,900	5,724,789
State Street Corp., Series C, 5.25%	376,580	9,489,816

		$35,615,320

Commercial Banks — 12.8%
Barclays Bank PLC, 7.625%	4,735	$4,833,284
Barclays Bank PLC, Series 3, 7.10%	321,486	8,149,670
CBA Capital Trust II, 6.024% to 3/15/16(1)(2)(3)	5,000	5,316,203
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	94,700	10,109,225
Countrywide Capital V, 7.00%	133,000	3,350,270
Deutsche Bank Contingent Capital Trust III, 7.60%	404,580	11,239,232
Farm Credit Bank of Texas, Series 1, 10.00%	10,973	13,856,842
First Republic Bank, Series B, 6.20%	180,000	4,856,850
HSBC Capital Funding LP, 10.176% to 6/30/30(1)(2)(3)	4,737	6,721,304
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(1)(2)	12,449	14,754,740
KeyCorp, Series A, 7.75%	115,024	14,613,799
Landsbanki Islands HF, 7.431%(3)(4)(5)(6)(7)	20,750	0

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
Regions Financial Corp., Series A, 6.375%	564,400	$14,098,712
Royal Bank of Scotland Group PLC, Series T, 7.25%	128,495	3,214,945
Standard Chartered PLC, 7.014% to 7/30/37(1)(2)(3)	135.97	14,570,602
SunTrust Banks, Inc., Series E, 5.875%	376,000	9,435,269
Texas Capital Bancshares, Inc., 6.50%	274,290	6,925,823
Webster Financial Corp., Series E, 6.40%	187,995	4,705,985
Wells Fargo & Co., Series L, 7.50%	15,390	19,514,520
Zions Bancorporation, Series G, 6.30% to 3/15/23(2)(5)	377,305	10,116,490

		$180,383,765

Consumer Finance — 1.8%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(2)	187,367	$4,976,936
Capital One Financial Corp., Series B, 6.00%	343,900	8,645,646
Discover Financial Services, Series B, 6.50%	436,750	11,142,584

		$24,765,166

Diversified Financial Services — 3.4%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	69.69	$8,165,151
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	73.20	8,146,195
KKR Financial Holdings, LLC, Series A, 7.375%(5)	377,100	9,601,532
RBS Capital Funding Trust VII, Series G, 6.08%(5)	550,000	11,984,500
UBS AG, 7.625%(1)	9,485	10,630,671

		$48,528,049

Electric Utilities — 3.1%
Duke Energy Corp., 5.125%(5)	117,860	$2,961,233
Entergy Arkansas, Inc., 4.90%	96,455	2,444,536
Entergy Arkansas, Inc., 6.45%	325,000	8,277,360
Entergy Louisiana, LLC, 6.95%	24,317	2,436,260
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,988,281
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	2,586	64,682
Southern California Edison Co., Series D, 6.50%	91,800	9,753,750
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(2)	4,967	5,543,197
Virginia Electric and Power Co., 6.12%	90	9,347,254

		$43,816,553

Food Products — 1.0%
Dairy Farmers of America, 7.875%(3)	94,450	$10,238,975
Ocean Spray Cranberries, Inc., 6.25%(3)	47,500	4,377,424

		$14,616,399

Security	Shares	Value

Insurance — 3.6%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(5)	13,000	$5,200,812
Arch Capital Group, Ltd., Series C, 6.75%	231,496	6,364,404
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(2)	89,150	2,424,880
Endurance Specialty Holdings, Ltd., Series B, 7.50%	371,500	9,978,490
Montpelier Re Holdings, Ltd., 8.875%	534,837	15,082,403
Prudential PLC, 6.50%(1)	8,867	8,994,833
RenaissanceRe Holdings, Ltd., Series D, 6.60%	132,314	3,363,422

		$51,409,244

Machinery — 1.0%
Stanley Black & Decker, Inc., 5.75%	511,817	$13,374,546

		$13,374,546

Multi-Utilities — 0.5%
DTE Energy Co., Series C, 5.25%	284,400	$7,235,136

		$7,235,136

Pipelines — 0.7%
NuStar Logistics LP, 7.625% to 1/15/18(2)(5)	377,020	$10,089,998

		$10,089,998

Real Estate Investment Trusts (REITs) —1.9%
CapLease, Inc., Series A, 8.125%	307,149	$7,804,656
Cedar Shopping Centers, Inc., Series A, 8.875%	50,850	1,275,826
Chesapeake Lodging Trust, Series A, 7.75%	49,831	1,333,478
DDR Corp., Series H, 7.375%	130,000	3,316,300
DDR Corp., Series J, 6.50%	250,000	6,320,000
Sunstone Hotel Investors, Inc., Series D, 8.00%	239,400	6,366,556

		$26,416,816

Telecommunications — 0.3%
Centaur Funding Corp., 9.08%(3)	3,760	$4,678,850

		$4,678,850

Thrifts & Mortgage Finance — 0.8%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(2)	4,750	$4,275,000
EverBank Financial Corp., Series A, 6.75%	282,000	7,006,290

		$11,281,290

Total Preferred Stocks (identified cost $472,036,171)		$483,515,752

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 10.2%

Security	Principal Amount (000’s omitted)	Value

Commercial Banks — 2.0%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	$2,400	$2,400,000
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	2,010	2,090,400
Citigroup Capital III, 7.625%, 12/1/36	4,730	5,676,000
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(2)(3)	10,691	13,158,440
Regions Bank, 6.45%, 6/26/37(1)	550	591,250
SunTrust Preferred Capital I, 4.00%, 6/29/49(4)	5,100	4,347,750

		$28,263,840

Diversified Financial Services —1.1%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(2)	$2,900	$2,936,250
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)(3)	13,900	12,788,000

		$15,724,250

Electric Utilities — 1.8%
Electricite de France SA, 5.25% to 1/29/23, 1/29/49(1)(2)(3)	$11,800	$11,642,800
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(2)	13,510	14,367,142

		$26,009,942

Industrial Conglomerates — 0.5%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(2)(3)	$6,900	$7,348,500

		$7,348,500

Insurance — 4.0%
Allstate Corp. (The), Series B, 6.125% to 5/15/17, 5/15/37, 5/15/67(2)(8)	$1,565	$1,666,803
American International Group, Inc., Series A, 8.175% to 5/15/38, 5/15/58, 5/15/68(2)(8)	3,550	4,708,188
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(1)(2)(8)	9,825	15,155,062
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	3,685	3,621,316
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(2)(3)	6,719	7,032,220
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/29/49(1)(2)(3)	8,921	9,478,562
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(2)	15,407	15,098,860

		$56,761,011

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.8%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(2)	$5,105	$5,492,352
Southern Union Co., 3.316%, 11/1/66(1)(4)	6,225	5,462,438

		$10,954,790

Total Corporate Bonds & Notes (identified cost $125,881,830)		$145,062,333

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$41,129	$41,129,451

Total Short-Term Investments (identified cost $41,129,451)		$41,129,451

Total Investments — 131.1% (identified cost $1,590,664,367)		$1,855,719,953

Other Assets, Less Liabilities — (31.1)%		$(439,940,113)

Net Assets — 100.0%		$1,415,779,840

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2013, the aggregate value of these securities is $136,877,441 or 9.7% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2013.

(5)	Non-income producing security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Defaulted security.

(8)

The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	73.4%	$1,362,675,587
Switzerland	6.5	120,680,850
United Kingdom	5.2	97,311,768
Sweden	2.8	51,240,139
France	2.1	38,211,399
Bermuda	2.0	37,213,599
Italy	1.9	35,141,080
Australia	1.9	34,594,871
Cayman Islands	1.5	27,126,210
Netherlands	0.7	12,896,400
Ireland	0.6	11,251,890
Denmark	0.5	9,982,641
Canada	0.4	8,073,300
Norway	0.3	4,829,819
Brazil	0.2	4,490,400
Iceland	0.0	0.0

Total Investments	100.0%	$1,855,719,953

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Unaffiliated investments, at value (identified cost, $1,549,534,916)	$1,814,590,502
Affiliated investment, at value (identified cost, $41,129,451)	41,129,451
Cash	85,352
Restricted cash*	3,459,875
Dividends and interest receivable	11,069,191
Interest receivable from affiliated investment	1,462
Receivable for open forward foreign currency exchange contracts	23,078
Tax reclaims receivable	4,671,495
Total assets	$1,875,030,406

Liabilities
Notes payable	$447,000,000
Cash collateral due to brokers	3,459,875
Payable for investments purchased	7,073,564
Payable for open forward foreign currency exchange contracts	160,290
Payable to affiliate:
Investment adviser fee	1,207,829
Accrued expenses	349,008
Total liabilities	$459,250,566
Net Assets	$1,415,779,840

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 72,835,900 shares issued and outstanding	$728,359
Additional paid-in capital	1,382,213,413
Accumulated net realized loss	(232,210,418)
Accumulated distributions in excess of net investment income	(159,607)
Net unrealized appreciation	265,208,093
Net Assets	$1,415,779,840

Net Asset Value
($1,415,779,840 ÷ 72,835,900 common shares issued and outstanding)	$19.44

*	Represents restricted cash pledged for the benefit of the Fund for open financial contracts.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $785,208)	$45,508,265
Interest	4,474,495
Interest income allocated from affiliated investment	14,964
Expenses allocated from affiliated investment	(1,466)
Total investment income	$49,996,258

Expenses
Investment adviser fee	$7,607,469
Trustees’ fees and expenses	34,000
Custodian fee	221,699
Transfer and dividend disbursing agent fees	9,202
Legal and accounting services	110,094
Printing and postage	102,328
Interest expense and fees	2,405,201
Miscellaneous	121,468
Total expenses	$10,611,461
Deduct —
Reduction of custodian fee	$34
Total expense reductions	$34

Net expenses	$10,611,427

Net investment income	$39,384,831

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$75,327,919
Investment transactions allocated from affiliated investment	398
Foreign currency and forward foreign currency exchange contract transactions	(169,170)
Net realized gain	$75,159,147
Change in unrealized appreciation (depreciation) —
Investments	$15,246,253
Foreign currency and forward foreign currency exchange contracts	341,912
Net change in unrealized appreciation (depreciation)	$15,588,165

Net realized and unrealized gain	$90,747,312

Net increase in net assets from operations	$130,132,143

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income	$39,384,831	$87,523,920
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	75,159,147	66,488,041
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	15,588,165	50,386,172
Net increase in net assets from operations	$130,132,143	$204,398,133
Distributions to shareholders —
From net investment income	$(46,979,155)	$(93,958,310)
Total distributions	$(46,979,155)	$(93,958,310)
Net increase in net assets	$83,152,988	$110,439,823

Net Assets
At beginning of period	$1,332,626,852	$1,222,187,029
At end of period	$1,415,779,840	$1,332,626,852

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(159,607)	$7,434,717

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended February 28, 2013
Net increase in net assets from operations	$130,132,143
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(695,485,605)
Investments sold	735,232,317
Increase in short-term investments, net	(33,781,716)
Net amortization/accretion of premium (discount)	47,029
Decrease in restricted cash	503,783
Increase in dividends and interest receivable	(2,286,271)
Decrease in interest receivable from affiliated investment	1,328
Increase in receivable for open forward foreign currency exchange contracts	(23,078)
Increase in tax reclaims receivable	(39,265)
Decrease in payable for open forward foreign currency exchange contracts	(261,895)
Increase in cash collateral due to brokers	3,459,875
Decrease in payable to affiliate for investment adviser fee	(70,173)
Increase in accrued expenses	210,207
Net change in unrealized (appreciation) depreciation from investments	(15,246,253)
Net realized gain from investments	(75,327,919)
Net cash provided by operating activities	$47,064,507

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(46,979,155)
Net cash used in financing activities	$(46,979,155)

Net increase in cash	$85,352

Cash at beginning of period	$—

Cash at end of period	$85,352

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$2,425,070

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$18.300		$16.780	$15.950	$15.320	$24.320	$30.310

Income (Loss) From Operations
Net investment income(1)	$0.541		$1.202	$1.354 (2)	$1.331	$1.227	$2.211
Net realized and unrealized gain (loss)	1.244		1.608	0.766	0.589	(8.757)	(6.058)
Distributions to preferred shareholders
From net investment income	—		—	—	—	—	(0.275)

Total income (loss) from operations	$1.785		$2.810	$2.120	$1.920	$(7.530)	$(4.122)

Less Distributions to Common Shareholders
From net investment income	$(0.645)		$(1.290)	$(1.290)	$(1.290)	$(1.470)	$(1.868)

Total distributions to common shareholders	$(0.645)		$(1.290)	$(1.290)	$(1.290)	$(1.470)	$(1.868)

Net asset value — End of period (Common shares)	$19.440		$18.300	$16.780	$15.950	$15.320	$24.320

Market value — End of period (Common shares)	$18.400		$16.600	$15.160	$14.750	$13.920	$21.050

Total Investment Return on Net Asset Value(3)	10.15	%(4)	18.42%	13.58%	13.25%	(28.38)%	(13.61)%

Total Investment Return on Market Value(3)	15.02	%(4)	18.87%	10.96%	15.26%	(24.81)%	(16.46)%

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Financial Highlights — continued

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2012	2011		2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$1,415,780		$1,332,627	$1,222,187		$1,161,717	$1,116,175	$1,771,252
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees(6)	1.21	%(7)	1.23%	1.13%		1.04%	1.07%	0.98%
Interest and fee expense(8)	0.35	%(7)	0.45%	0.36%		0.39%	0.99%	0.41%
Total expenses	1.56	%(7)	1.68%	1.49%		1.43%	2.06%	1.39%
Net investment income	5.80	%(7)	6.93%	7.47	%(2)	8.09%	8.66%	7.74%
Portfolio Turnover	38	%(4)	94%	86%		117%	76%	96%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):
Expenses excluding interest and fees(6)	0.91	%(7)	0.91%	0.85%		0.81%	0.77%	0.73	%(5)
Interest and fee expense(8)	0.27	%(7)	0.33%	0.27%		0.31%	0.70%	0.31	%(5)
Total expenses	1.18	%(7)	1.24%	1.12%		1.12%	1.47%	1.04	%(5)
Net investment income	4.37	%(7)	5.12%	5.62	%(2)	6.30%	6.16%	5.79	%(5)
Senior Securities:
Total notes payable outstanding (in 000’s)	$447,000		$447,000	$447,000		$340,000	$340,000	$700,000
Asset coverage per $1,000 of notes payable(9)	$4,167		$3,981	$3,734		$4,417	$4,283	$3,530

(1)	Computed using average common shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.191 per share. Excluding special dividends, the ratio of net investment income to average daily net assets applicable to common shares would have been 6.41% and the ratio of net investment income to average daily net assets applicable to common shares plus average borrowings would have been 4.83%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable incurred to redeem the Fund’s preferred shares (see Note 8).

(9)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

16

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $256,659,796 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2017 ($45,460,191) and August 31, 2018 ($211,199,605). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2012.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

17

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets up to and including $1.5 billion, 0.83% over $1.5 billion up to and including $3 billion, and at reduced rates as daily gross assets exceed $3 billion and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2013, the Fund’s investment adviser fee amounted to $7,607,469 or 0.85% (annualized) of the Fund’s average daily gross assets. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $682,429,124 and $690,104,284, respectively, for the six months ended February 28, 2013.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares by the Fund for the six months ended February 28, 2013 and the year ended August 31, 2012.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,590,389,953

Gross unrealized appreciation	$309,729,308
Gross unrealized depreciation	(44,399,308)

Net unrealized appreciation	$265,330,000

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 28, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

3/28/13	British Pound Sterling 14,569,872	United States Dollar 22,046,256	Citibank NA	$(54,037)

18

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

3/28/13	British Pound Sterling 14,569,872	United States Dollar 22,046,402	Standard Chartered Bank	$(53,891)
3/28/13	British Pound Sterling 14,569,872	United States Dollar 22,047,932	State Street Bank and Trust Co.	(52,362)
3/28/13	Euro 24,949,360	United States Dollar 32,582,991	Citibank NA	4,765
3/28/13	Euro 24,949,360	United States Dollar 32,588,056	Standard Chartered Bank	9,830
3/28/13	Euro 24,949,360	United States Dollar 32,586,708	State Street Bank and Trust Co.	8,483

				$(137,212)

At February 28, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $160,290.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At February 28, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $23,078, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $9,830. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At February 28, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $23,000 due to master netting agreements. Counterparties are required to pledge collateral in the form of cash or U.S. Treasuries for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Fund is held in a segregated account by the Fund’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at February 28, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at February 28, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$23,078	(1)	$(160,290	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

19

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended February 28, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(114,231	)(1)	$284,973	(2)

(1)	Statement of Operations location: Net realized gain (loss)—Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation)—Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended February 28, 2013, which is indicative of the volume of this derivative type, was approximately $119,860,000.

8  Committed Facility Agreement

Effective February 6, 2013, the Fund entered into a Committed Facility Agreement (the Agreement) with a major financial institution that allows it to borrow up to $525 million over a rolling 180 calendar day period. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.25% per annum on the unused portion of the commitment if outstanding borrowings are less than 85% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. Prior to February 6, 2013, the Fund had a Committed Facility Agreement with another major financial institution to borrow up to $514 million. Under the terms of such agreement, the Fund was charged interest at a rate above 3-month LIBOR and was payable monthly. The Fund was charged a commitment fee of 0.55% per annum on the unused portion of the commitment. At February 28, 2013, the Fund had borrowings outstanding under the Agreement of $447 million at an interest rate of 0.80%. The carrying amount of the borrowings at February 28, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2013. For the six months ended February 28, 2013, the average borrowings under the agreements and the average interest rate (excluding fees) were $447 million and 1.01% (annualized), respectively.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Consumer Discretionary	$44,105,360	$—	$—	$44,105,360
Consumer Staples	30,427,723	56,536,887	—	86,964,610
Energy	137,346,250	35,141,080	—	172,487,330
Financials	244,505,921	68,974,005	—	313,479,926
Health Care	98,352,988	95,625,486	—	193,978,474
Industrials	106,187,240	4,829,819	—	111,017,059
Information Technology	79,861,260	—	—	79,861,260
Materials	44,646,600	—	—	44,646,600
Telecommunication Services	21,674,212	33,923,976	—	55,598,188
Utilities	83,873,610	—	—	83,873,610

Total Common Stocks	$890,981,164	$295,031,253 **	$—	$1,186,012,417

Preferred Stocks
Consumer Staples	$—	$14,616,399	$—	$14,616,399
Energy	—	10,089,998	—	10,089,998
Financials	170,582,204	219,122,066	0	389,704,270
Industrials	—	13,374,546	—	13,374,546
Telecommunication Services	—	4,678,850	—	4,678,850
Utilities	7,235,136	43,816,553	—	51,051,689

Total Preferred Stocks	$177,817,340	$305,698,412	$0	$483,515,752

Corporate Bonds & Notes	$—	$145,062,333	$—	$145,062,333
Short-Term Investments	—	41,129,451	—	41,129,451

Total Investments	$1,068,798,504	$786,921,449	$0	$1,855,719,953
Forward Foreign Currency Exchange Contracts	$—	$23,078	$—	$23,078

Total	$1,068,798,504	$786,944,527	$0	$1,855,743,031

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(160,290)	$—	$(160,290)

Total	$—	$(160,290)	$—	$(160,290)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2013 is not presented. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Dividend Income Fund

Judith A. Saryan

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of February 28, 2013, Fund records indicate that there are 304 registered shareholders and approximately 53,699 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVT.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

23

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

2004-4/13	CE-TADISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	April 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 11, 2013

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	April 11, 2013